PREPAID EXPENSES (Tables)	3 Months Ended
Mar. 31, 2022
Prepaid Expenses
Schedule of Prepaid Expenses	As of March 31, 2022 and December 31, 2021, prepaid expenses consisted of the following:
PREPAID EXPENSES
	March 31,	December 31,
	2022	2021
Prepaid accounting fees	$1,500	$—
Prepaid leaseholder improvements	25,000	5,000
Prepaid postage	29	36
	$26,529	$5,036